Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Beginning balance, value at Jun. 12, 2025	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss)	(597)			0	(597)
Ending balance, value at Jun. 30, 2025	(597)	$ 0	$ 0	0	(597)	$ 0
Ending Balance, Shares at Jun. 30, 2025		0	0			0
Issuance of shares under Equity Facility, value	$ 659,045		$ 761	658,284
Issuance of shares under Equity Facility, share	20,463		76,063,600
Exercise of warrants, shares	498,887		498,887
Exercise of warrants, value			$ 5	(5)
Issuance of shares to Board of Directors, in lieu of cash, shares			20,463
Issuance of shares to Board of Directors, in lieu of cash	$ 104			104
Member cash contribution to Rorschach	750			750	0
Equity issued related to acquisition of Sonnet, value	39,572	$ 0	$ 37	39,535	0	$ 0
Equity issued related to acquisition of Sonnet, shares		0	3,680,346			0
Closing PIPE financing, net of offering costs, value	878,043	$ 2	$ 1,233	876,808	0	$ 0
Closing PIPE financing, net of offering costs, shares		166,173	123,354,259			0
Acquisition of treasury stock, value	(10,481)	$ 0	$ 0	0	0	$ (10,481)
Acquisition of treasury stock, shares		0	(3,067,097)			3,067,097
Stock-based compensation,Value	893			893
Net income (loss)	305,542				305,542
Ending balance, value at Jun. 30, 2026	$ 1,872,871	$ 2	$ 2,036	$ 1,576,369	$ 304,945	$ (10,481)
Ending Balance, Shares at Jun. 30, 2026		166,173	200,550,458			3,067,097